Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2024	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

$8.63 Warrants liability	$455	$—	$—
PIPE Warrant liability	—	—	56
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	1,084
Total Warrant Liabilities	$455	$—	$1,140
Sponsor Earnout Liability	$—	$—	$213
Secured Convertible Notes	$—	$—	$36,430

As of December 31, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$681	$—	$—
PIPE Warrant liability	—	—	97
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,017
Total Warrant Liabilities	$681	$—	$2,114
Sponsor Earnout Liability	$—	$—	$419

Schedule of Changes in the Fair Value of Level 3 Liabilities	Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2024 and 2023 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Sponsor Earnout	Secured Convertible Notes
At January 1, 2023	$6,191	$311	$1,353	$—
Remeasurement (gain)/loss (1)	(3,852)	(202)	(849)	—
At June 30, 2023	$2,339	$109	$504	$—

At January 1, 2024	$2,017	$97	$419	$—
Issues	—	—	—	30,000
Remeasurement (gain)/loss (1)	(933)	(41)	(206)	6,430
At June 30, 2024	$1,084	$56	$213	$36,430
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2024 and 2023, respectively.